Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Q32 BIO INC.
Entity Central Index Key	0001661998
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3468154
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	999-0232
Entity Primary SIC Number	2834
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jodie Morrison
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	999-0232